4. RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY	3 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
4. RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

NOTE 4 - RECENT ACCOUNTING PRONOUNCEMENTS AFFECTING THE COMPANY

There have been no recent accounting pronouncements or changes in accounting pronouncements that impacted the first quarter of fiscal 2013, or which are expected to impact future periods, which were not already adopted and disclosed in prior periods.